SCHEDULE OF ALLOWANCE FOR CREDIT LOSS RELATED TO UNBILLED RECEIVABLES (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Unbilled Receivables Net
Balance at beginning of the year/period	$ 618,664	¥ 4,267,547	¥ 2,292,498
Additions	172,435	1,189,455	1,975,049
Balance at end of the year/period	$ 791,099	¥ 5,457,002	¥ 4,267,547